FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Separate Account VA-8

Years Ended December 31, 2020 and 2019

Transamerica Life Insurance Company

Separate Account VA-8

Financial Statements

Years Ended December 31, 2020 and 2019

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Separate Account VA-8

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account VA-8 indicated in the table below as of December 31, 2020, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA-8 as of December 31, 2020, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2020, in conformity with accounting principles generally accepted in the United States of America.

AB Growth and Income Class B Shares	Janus Henderson - Global Research Service Shares
AB Large Cap Growth Class B Shares	MFS® Growth Initial Class
Alger Growth & Income Class I-2 Shares	MFS® Investors Trust Initial Class
BNY Mellon MidCap Stock Initial Shares	MFS® Research Initial Class
BNY Mellon Sustainable U.S. Equity Initial Shares	MS VIF Core Plus Fixed Income Class I Shares
BNY Mellon VIF Appreciation Initial Shares	MS VIF Emerging Markets Equity Class I Shares
BNY Mellon VIF Opportunistic Small Cap Initial Shares	MS VIF Global Strategist Class I Shares
Fidelity® VIP Contrafund® Service Class 2	TA Aegon Sustainable Equity Income Initial Class
Fidelity® VIP Equity-Income Service Class 2	TA BlackRock Government Money Market Initial Class
Fidelity® VIP Index 500 Service Class 2	TA Janus Mid-Cap Growth Initial Class
Franklin Small Cap Value Class 2 Shares	TA JPMorgan Tactical Allocation Initial Class
Franklin Small-Mid Cap Growth Class 2 Shares	TA PIMCO Total Return Initial Class
Invesco V.I. High Yield Series I Shares	TA WMC US Growth Initial Class
Janus Henderson - Balanced Service Shares

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Separate Account VA-8 based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Separate Account VA-8 in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 21, 2021

We have served as the auditor of one or more of the subaccounts of Separate Account VA-8 since 2014.

Transamerica Life Insurance Company

Separate Account VA-8

Statements of Assets and Liabilities

December 31, 2020

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

AB Growth and Income Class B Shares	33,595.331	$923,378	$955,115	$-	$955,115	40,591	$22.679573	$24.353847
AB Large Cap Growth Class B Shares	10,303.542	476,872	736,806	-	736,806	32,029	22.184164	23.821891
Alger Growth & Income Class I-2 Shares	47,380.654	769,963	1,153,245	-	1,153,245	61,658	18.188819	19.531507
BNY Mellon MidCap Stock Initial Shares	26,006.895	491,407	518,317	-	518,317	18,346	27.208205	29.138912
BNY Mellon Sustainable U.S. Equity Initial Shares	2,026.227	70,862	95,719	(2)	95,717	3,938	22.783169	24.399773
BNY Mellon VIF Appreciation Initial Shares	10,213.163	392,024	481,857	-	481,857	18,786	25.201786	27.061972
BNY Mellon VIF Opportunistic Small Cap Initial Shares	25,860.502	1,114,823	1,284,233	-	1,284,233	69,316	18.167150	19.508452
Fidelity® VIP Contrafund® Service Class 2	17,276.407	557,354	807,326	1	807,327	18,973	42.010455	44.847222
Fidelity® VIP Equity-Income Service Class 2	3,421.598	70,413	79,313	-	79,313	3,270	22.896451	24.442744
Fidelity® VIP Index 500 Service Class 2	1,142.964	228,819	419,159	-	419,159	12,376	32.275345	34.454612
Franklin Small Cap Value Class 2 Shares	46,641.005	723,389	676,295	-	676,295	22,682	29.385242	31.369720
Franklin Small-Mid Cap Growth Class 2 Shares	16,197.179	273,477	374,317	-	374,317	10,644	34.339705	36.776847
Invesco V.I. High Yield Series I Shares	322,167.606	1,704,520	1,694,602	(2)	1,694,600	98,007	17.147944	18.413641
Janus Henderson - Balanced Service Shares	27,608.813	920,483	1,272,766	-	1,272,766	46,886	26.200914	28.134849
Janus Henderson - Global Research Service Shares	13,546.795	453,409	839,901	-	839,901	67,769	12.037669	12.926572
MFS® Growth Initial Class	5,265.560	195,618	388,651	-	388,651	16,312	22.308909	23.956262
MFS® Investors Trust Initial Class	2,999.340	83,535	109,686	-	109,686	4,613	23.063749	24.766193
MFS® Research Initial Class	6,117.466	144,828	201,081	-	201,081	8,979	20.882607	22.424467
MS VIF Core Plus Fixed Income Class I Shares	60,893.680	686,945	713,674	-	713,674	39,987	17.480472	18.770595
MS VIF Emerging Markets Equity Class I Shares	13,795.352	222,432	244,592	(1)	244,591	11,156	21.394244	22.973802
MS VIF Global Strategist Class I Shares	8,396.913	83,398	92,282	-	92,282	6,357	13.583629	14.586436
TA Aegon Sustainable Equity Income Initial Class	41,062.140	812,599	722,694	(1)	722,693	38,301	18.278913	19.513376
TA BlackRock Government Money Market Initial Class	842,769.580	842,770	842,770	2	842,772	91,314	9.229446	9.229446
TA Janus Mid-Cap Growth Initial Class	2,938.222	84,531	127,166	(3)	127,163	5,193	23.594160	25.268662
TA JPMorgan Tactical Allocation Initial Class	20,531.132	292,609	331,167	(33)	331,134	19,449	16.373465	17.479092
TA PIMCO Total Return Initial Class	39,852.102	470,288	481,413	(13)	481,400	30,902	15.195026	16.164350
TA WMC US Growth Initial Class	129,939.486	3,642,430	5,679,655	-	5,679,655	197,948	27.913115	29.973838

See accompanying notes.	2

Transamerica Life Insurance Company

Separate Account VA-8

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	AB Growth and Income Class B Shares Subaccount	AB Large Cap Growth Class B Shares Subaccount	Alger Growth & Income Class I-2 Shares Subaccount	BNY Mellon MidCap Stock Initial Shares Subaccount	BNY Mellon Sustainable U.S. Equity Initial Shares Subaccount

Net Assets as of December 31, 2018:	$881,195	$575,524	$935,222	$445,511	$70,870

Investment Income:
Reinvested Dividends	9,799	-	16,005	3,117	1,206
Investment Expense:
Mortality and Expense Risk and Administrative Charges	18,528	12,123	19,772	8,985	1,381

Net Investment Income (Loss)	(8,729)	(12,123)	(3,767)	(5,868)	(175)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	103,007	81,014	89,394	34,502	2,668
Realized Gain (Loss) on Investments	37,735	65,491	73,237	26,103	(2,187)

Net Realized Capital Gains (Losses) on Investments	140,742	146,505	162,631	60,605	481
Net Change in Unrealized Appreciation (Depreciation)	52,061	38,451	79,262	22,005	20,789

Net Gain (Loss) on Investment	192,803	184,956	241,893	82,610	21,270

Net Increase (Decrease) in Net Assets Resulting from Operations	184,074	172,833	238,126	76,742	21,095

Increase (Decrease) in Net Assets from Contract Transactions	(47,746)	(111,093)	(115,492)	(41,396)	(14,839)

Total Increase (Decrease) in Net Assets	136,328	61,740	122,634	35,346	6,256

Net Assets as of December 31, 2019:	$1,017,523	$637,264	$1,057,856	$480,857	$77,126

Investment Income:
Reinvested Dividends	11,531	-	14,404	3,491	864
Investment Expense:
Mortality and Expense Risk and Administrative Charges	16,745	12,667	20,271	8,180	1,436

Net Investment Income (Loss)	(5,214)	(12,667)	(5,867)	(4,689)	(572)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	47,341	53,693	4,970	-	938
Realized Gain (Loss) on Investments	30,738	55,285	36,405	8,553	(16)

Net Realized Capital Gains (Losses) on Investments	78,079	108,978	41,375	8,553	922
Net Change in Unrealized Appreciation (Depreciation)	(78,096)	92,062	95,962	27,694	16,870

Net Gain (Loss) on Investment	(17)	201,040	137,337	36,247	17,792

Net Increase (Decrease) in Net Assets Resulting from Operations	(5,231)	188,373	131,470	31,558	17,220

Increase (Decrease) in Net Assets from Contract Transactions	(57,177)	(88,831)	(36,081)	5,902	1,371

Total Increase (Decrease) in Net Assets	(62,408)	99,542	95,389	37,460	18,591

Net Assets as of December 31, 2020:	$955,115	$736,806	$1,153,245	$518,317	$95,717

See Accompanying Notes.
(1) See Footnote 1	3

Transamerica Life Insurance Company

Separate Account VA-8

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	BNY Mellon VIF Appreciation Initial Shares Subaccount	BNY Mellon VIF Opportunistic Small Cap Initial Shares Subaccount	Fidelity® VIP Contrafund® Service Class 2 Subaccount	Fidelity® VIP Equity-Income Service Class 2 Subaccount	Fidelity® VIP Index 500 Service Class 2 Subaccount

Net Assets as of December 31, 2018:	$420,325	$1,045,958	$1,069,384	$89,149	$332,559

Investment Income:
Reinvested Dividends	5,463	-	1,752	1,850	6,670
Investment Expense:
Mortality and Expense Risk and Administrative Charges	9,539	22,473	16,128	1,897	6,948

Net Investment Income (Loss)	(4,076)	(22,473)	(14,376)	(47)	(278)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	53,685	201,602	134,403	6,486	5,666
Realized Gain (Loss) on Investments	7,452	67,594	(62,746)	(30)	14,543

Net Realized Capital Gains (Losses) on Investments	61,137	269,196	71,657	6,456	20,209
Net Change in Unrealized Appreciation (Depreciation)	76,569	(50,146)	166,129	15,466	73,681

Net Gain (Loss) on Investment	137,706	219,050	237,786	21,922	93,890

Net Increase (Decrease) in Net Assets Resulting from Operations	133,630	196,577	223,410	21,875	93,612

Increase (Decrease) in Net Assets from Contract Transactions	(46,581)	(123,891)	(567,467)	(1,963)	(15,056)

Total Increase (Decrease) in Net Assets	87,049	72,686	(344,057)	19,912	78,556

Net Assets as of December 31, 2019:	$507,374	$1,118,644	$725,327	$109,061	$411,115

Investment Income:
Reinvested Dividends	3,525	6,602	459	1,166	5,744
Investment Expense:
Mortality and Expense Risk and Administrative Charges	9,044	20,649	14,195	1,290	6,952

Net Investment Income (Loss)	(5,519)	(14,047)	(13,736)	(124)	(1,208)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	40,883	-	3,185	3,371	1,278
Realized Gain (Loss) on Investments	(17,238)	39,927	23,989	2,887	36,158

Net Realized Capital Gains (Losses) on Investments	23,645	39,927	27,174	6,258	37,436
Net Change in Unrealized Appreciation (Depreciation)	58,186	174,316	191,579	(2,975)	21,554

Net Gain (Loss) on Investment	81,831	214,243	218,753	3,283	58,990

Net Increase (Decrease) in Net Assets Resulting from Operations	76,312	200,196	205,017	3,159	57,782

Increase (Decrease) in Net Assets from Contract Transactions	(101,829)	(34,607)	(123,017)	(32,907)	(49,738)

Total Increase (Decrease) in Net Assets	(25,517)	165,589	82,000	(29,748)	8,044

Net Assets as of December 31, 2020:	$481,857	$1,284,233	$807,327	$79,313	$419,159

See Accompanying Notes.
(1) See Footnote 1	4

Transamerica Life Insurance Company

Separate Account VA-8

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	Franklin Small Cap Value Class 2 Shares Subaccount	Franklin Small-Mid Cap Growth Class 2 Shares Subaccount	Invesco V.I. High Yield Series I Shares Subaccount	Janus Henderson - Balanced Service Shares Subaccount	Janus Henderson - Global Research Service Shares Subaccount

Net Assets as of December 31, 2018:	$1,030,425	$249,022	$749,224	$1,313,157	$804,277

Investment Income:
Reinvested Dividends	7,397	-	101,338	22,637	6,804
Investment Expense:
Mortality and Expense Risk and Administrative Charges	16,052	5,444	39,784	27,065	15,788

Net Investment Income (Loss)	(8,655)	(5,444)	61,554	(4,428)	(8,984)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	117,841	37,902	-	36,088	50,935
Realized Gain (Loss) on Investments	(72,036)	(10,247)	1,898	45,088	99,215

Net Realized Capital Gains (Losses) on Investments	45,805	27,655	1,898	81,176	150,150
Net Change in Unrealized Appreciation (Depreciation)	147,830	46,400	98,435	172,927	49,751

Net Gain (Loss) on Investment	193,635	74,055	100,333	254,103	199,901

Net Increase (Decrease) in Net Assets Resulting from Operations	184,980	68,611	161,887	249,675	190,917

Increase (Decrease) in Net Assets from Contract Transactions	(479,312)	(31,230)	1,178,779	(165,457)	(203,581)

Total Increase (Decrease) in Net Assets	(294,332)	37,381	1,340,666	84,218	(12,664)

Net Assets as of December 31, 2019:	$736,093	$286,403	$2,089,890	$1,397,375	$791,613

Investment Income:
Reinvested Dividends	8,559	-	96,401	24,853	4,732
Investment Expense:
Mortality and Expense Risk and Administrative Charges	11,550	5,930	24,923	23,901	14,530

Net Investment Income (Loss)	(2,991)	(5,930)	71,478	952	(9,798)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	36,403	38,641	-	11,247	39,927
Realized Gain (Loss) on Investments	(71,361)	(8,223)	32,171	79,467	50,570

Net Realized Capital Gains (Losses) on Investments	(34,958)	30,418	32,171	90,714	90,497
Net Change in Unrealized Appreciation (Depreciation)	64,059	105,350	(48,122)	35,490	41,155

Net Gain (Loss) on Investment	29,101	135,768	(15,951)	126,204	131,652

Net Increase (Decrease) in Net Assets Resulting from Operations	26,110	129,838	55,527	127,156	121,854

Increase (Decrease) in Net Assets from Contract Transactions	(85,908)	(41,924)	(450,817)	(251,765)	(73,566)

Total Increase (Decrease) in Net Assets	(59,798)	87,914	(395,290)	(124,609)	48,288

Net Assets as of December 31, 2020:	$676,295	$374,317	$1,694,600	$1,272,766	$839,901

See Accompanying Notes.
(1) See Footnote 1	5

Transamerica Life Insurance Company

Separate Account VA-8

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	MFS® Growth Initial Class Subaccount	MFS® Investors Trust Initial Class Subaccount	MFS® Research Initial Class Subaccount	MS VIF Core Plus Fixed Income Class I Shares Subaccount	MS VIF Emerging Markets Equity Class I Shares Subaccount

Net Assets as of December 31, 2018:	$308,984	$87,773	$154,454	$1,283,802	$590,871

Investment Income:
Reinvested Dividends	-	649	1,444	34,763	4,206
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,951	1,871	3,125	18,289	8,749

Net Investment Income (Loss)	(5,951)	(1,222)	(1,681)	16,474	(4,543)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	26,208	5,518	18,847	-	27,099
Realized Gain (Loss) on Investments	61,097	1,292	7,187	10,096	(16,237)

Net Realized Capital Gains (Losses) on Investments	87,305	6,810	26,034	10,096	10,862
Net Change in Unrealized Appreciation (Depreciation)	23,869	18,687	21,373	53,490	66,859

Net Gain (Loss) on Investment	111,174	25,497	47,407	63,586	77,721

Net Increase (Decrease) in Net Assets Resulting from Operations	105,223	24,275	45,726	80,060	73,178

Increase (Decrease) in Net Assets from Contract Transactions	(93,311)	(8,447)	(20,298)	(564,033)	(253,595)

Total Increase (Decrease) in Net Assets	11,912	15,828	25,428	(483,973)	(180,417)

Net Assets as of December 31, 2019:	$320,896	$103,601	$179,882	$799,829	$410,454

Investment Income:
Reinvested Dividends	-	659	1,304	20,281	3,232
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,224	1,976	3,150	17,114	4,914

Net Investment Income (Loss)	(6,224)	(1,317)	(1,846)	3,167	(1,682)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	22,877	3,150	7,189	7,414	3,922
Realized Gain (Loss) on Investments	23,514	1,739	3,212	48,538	(41,051)

Net Realized Capital Gains (Losses) on Investments	46,391	4,889	10,401	55,952	(37,129)
Net Change in Unrealized Appreciation (Depreciation)	52,799	8,576	17,463	(32,979)	40,564

Net Gain (Loss) on Investment	99,190	13,465	27,864	22,973	3,435

Net Increase (Decrease) in Net Assets Resulting from Operations	92,966	12,148	26,018	26,140	1,753

Increase (Decrease) in Net Assets from Contract Transactions	(25,211)	(6,063)	(4,819)	(112,295)	(167,616)

Total Increase (Decrease) in Net Assets	67,755	6,085	21,199	(86,155)	(165,863)

Net Assets as of December 31, 2020:	$388,651	$109,686	$201,081	$713,674	$244,591

See Accompanying Notes.
(1) See Footnote 1	6

Transamerica Life Insurance Company

Separate Account VA-8

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	MS VIF Global Strategist Class I Shares Subaccount	TA Aegon Sustainable Equity Income Initial Class Subaccount	TA BlackRock Government Money Market Initial Class Subaccount	TA Janus Mid-Cap Growth Initial Class Subaccount	TA JPMorgan Tactical Allocation Initial Class Subaccount

Net Assets as of December 31, 2018:	$66,056	$1,166,663	$969,364	$120,402	$532,855

Investment Income:
Reinvested Dividends	1,377	21,366	18,531	87	11,928
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,308	18,472	16,502	2,402	9,528

Net Investment Income (Loss)	69	2,894	2,029	(2,315)	2,400

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,141	131,284	-	6,356	6,338
Realized Gain (Loss) on Investments	959	17,771	-	3,276	34,208

Net Realized Capital Gains (Losses) on Investments	4,100	149,055	-	9,632	40,546
Net Change in Unrealized Appreciation (Depreciation)	6,367	46,146	-	28,950	4,757

Net Gain (Loss) on Investment	10,467	195,201	-	38,582	45,303

Net Increase (Decrease) in Net Assets Resulting from Operations	10,536	198,095	2,029	36,267	47,703

Increase (Decrease) in Net Assets from Contract Transactions	1,641	(454,505)	(91,391)	(31,775)	(173,203)

Total Increase (Decrease) in Net Assets	12,177	(256,410)	(89,362)	4,492	(125,500)

Net Assets as of December 31, 2019:	$78,233	$910,253	$880,002	$124,894	$407,355

Investment Income:
Reinvested Dividends	1,159	21,021	2,447	238	7,869
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,404	13,179	14,390	2,038	6,527

Net Investment Income (Loss)	(245)	7,842	(11,943)	(1,800)	1,342

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,933	84,942	-	8,516	8,052
Realized Gain (Loss) on Investments	517	(29,488)	-	4,962	22,776

Net Realized Capital Gains (Losses) on Investments	6,450	55,454	-	13,478	30,828
Net Change in Unrealized Appreciation (Depreciation)	1,697	(137,275)	-	5,458	(8,289)

Net Gain (Loss) on Investment	8,147	(81,821)	-	18,936	22,539

Net Increase (Decrease) in Net Assets Resulting from Operations	7,902	(73,979)	(11,943)	17,136	23,881

Increase (Decrease) in Net Assets from Contract Transactions	6,147	(113,581)	(25,287)	(14,867)	(100,102)

Total Increase (Decrease) in Net Assets	14,049	(187,560)	(37,230)	2,269	(76,221)

Net Assets as of December 31, 2020:	$92,282	$722,693	$842,772	$127,163	$331,134

See Accompanying Notes.
(1) See Footnote 1	7

Transamerica Life Insurance Company

Separate Account VA-8

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	TA PIMCO Total Return Initial Class Subaccount	TA WMC US Growth Initial Class Subaccount

Net Assets as of December 31, 2018:	$1,653,700	$4,069,323

Investment Income:
Reinvested Dividends	27,811	5,317
Investment Expense:
Mortality and Expense Risk and Administrative Charges	17,254	83,402

Net Investment Income (Loss)	10,557	(78,085)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	346,222
Realized Gain (Loss) on Investments	31,248	214,283

Net Realized Capital Gains (Losses) on Investments	31,248	560,505
Net Change in Unrealized Appreciation (Depreciation)	718	873,820

Net Gain (Loss) on Investment	31,966	1,434,325

Net Increase (Decrease) in Net Assets Resulting from Operations	42,523	1,356,240

Increase (Decrease) in Net Assets from Contract Transactions	(1,120,562)	(1,011,236)

Total Increase (Decrease) in Net Assets	(1,078,039)	345,004

Net Assets as of December 31, 2019:	$575,661	$4,414,327

Investment Income:
Reinvested Dividends	21,209	5,327
Investment Expense:
Mortality and Expense Risk and Administrative Charges	17,628	94,970

Net Investment Income (Loss)	3,581	(89,643)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,191	387,805
Realized Gain (Loss) on Investments	8,244	230,220

Net Realized Capital Gains (Losses) on Investments	10,435	618,025
Net Change in Unrealized Appreciation (Depreciation)	14,743	1,045,647

Net Gain (Loss) on Investment	25,178	1,663,672

Net Increase (Decrease) in Net Assets Resulting from Operations	28,759	1,574,029

Increase (Decrease) in Net Assets from Contract Transactions	(123,020)	(308,701)

Total Increase (Decrease) in Net Assets	(94,261)	1,265,328

Net Assets as of December 31, 2020:	$481,400	$5,679,655

See Accompanying Notes.
(1) See Footnote 1	8

Transamerica Life Insurance Company

Separate Account VA-8

Notes to Financial Statements

December 31, 2020

1. Organization

Separate Account VA-8 (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of TransMark Optimum ChoiceSM Variable Annuity.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.
AB Growth and Income Class B Shares	AB Growth and Income Portfolio Class B Shares
AB Large Cap Growth Class B Shares	AB Large Cap Growth Portfolio Class B Shares
The Alger Portfolios	The Alger Portfolios
Alger Growth & Income Class I-2 Shares	Alger Growth & Income Portfolio Class I-2 Shares
BNY Mellon Funds	BNY Mellon Funds
BNY Mellon MidCap Stock Initial Shares	BNY Mellon MidCap Stock Portfolio Initial Shares
BNY Mellon Sustainable U.S. Equity Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio Initial Shares
BNY Mellon VIF Appreciation Initial Shares	BNY Mellon VIF Appreciation Portfolio Initial Shares
BNY Mellon VIF Opportunistic Small Cap Initial Shares	BNY Mellon VIF Opportunistic Small Cap Portfolio Initial Shares
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Contrafund® Service Class 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fidelity® VIP Equity-Income Service Class 2	Fidelity® VIP Equity-Income Portfolio Service Class 2
Fidelity® VIP Index 500 Service Class 2	Fidelity® VIP Index 500 Portfolio Service Class 2
Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Value Class 2 Shares	Franklin Small Cap Value Fund Class 2 Shares
Franklin Small-Mid Cap Growth Class 2 Shares	Franklin Small-Mid Cap Growth Fund Class 2 Shares
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. High Yield Series I Shares	Invesco V.I. High Yield Fund Series I Shares
Janus Aspen Series	Janus Aspen Series
Janus Henderson - Balanced Service Shares	Janus Henderson - Balanced Portfolio Service Shares
Janus Henderson - Global Research Service Shares	Janus Henderson - Global Research Portfolio Service Shares
MFS® Variable Insurance Trust	MFS® Variable Insurance Trust
MFS® Growth Initial Class	MFS® Growth Initial Class
MFS® Investors Trust Initial Class	MFS® Investors Trust Initial Class
MFS® Research Initial Class	MFS® Research Initial Class

9

Transamerica Life Insurance Company

Separate Account VA-8

Notes to Financial Statements

December 31, 2020

1. Organization (continued)

Subaccount	Mutual Fund
Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Variable Insurance Fund, Inc.
MS VIF Core Plus Fixed Income Class I Shares	MS VIF Core Plus Fixed Income Portfolio Class I Shares
MS VIF Emerging Markets Equity Class I Shares	MS VIF Emerging Markets Equity Portfolio Class I Shares
MS VIF Global Strategist Class I Shares	MS VIF Global Strategist Portfolio Class I Shares
Transamerica Series Trust	Transamerica Series Trust
TA Aegon Sustainable Equity Income Initial Class	Transamerica Aegon Sustainable Equity Income VP Initial Class
TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class
TA Janus Mid-Cap Growth Initial Class	Transamerica Janus Mid-Cap Growth VP Initial Class
TA JPMorgan Tactical Allocation Initial Class	Transamerica JPMorgan Tactical Allocation VP Initial Class

TA PIMCO Total Return Initial Class	Transamerica PIMCO Total Return VP Initial Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class

The following subaccount name changes were made effective during the fiscal year ended December 31, 2020:

Subaccount
TA Aegon Sustainable Equity Income Initial Class

Formerly
TA Barrow Hanley Dividend Focused Initial Class

10

Transamerica Life Insurance Company

Separate Account VA-8

Notes to Financial Statements

December 31, 2020

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2020.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2020.

11

Transamerica Life Insurance Company

Separate Account VA-8

Notes to Financial Statements

December 31, 2020

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2020 were as follows:

Subaccount	Purchases	Sales
AB Growth and Income Class B Shares	$106,392	$121,442
AB Large Cap Growth Class B Shares	64,102	111,907
Alger Growth & Income Class I-2 Shares	51,167	88,145
BNY Mellon MidCap Stock Initial Shares	46,544	45,331
BNY Mellon Sustainable U.S. Equity Initial Shares	3,460	1,723
BNY Mellon VIF Appreciation Initial Shares	47,208	113,673
BNY Mellon VIF Opportunistic Small Cap Initial Shares	71,586	120,240
Fidelity® VIP Contrafund® Service Class 2	161,071	294,640
Fidelity® VIP Equity-Income Service Class 2	4,556	34,216
Fidelity® VIP Index 500 Service Class 2	11,087	60,755
Franklin Small Cap Value Class 2 Shares	101,288	153,784
Franklin Small-Mid Cap Growth Class 2 Shares	41,677	50,890
Invesco V.I. High Yield Series I Shares	3,274,044	3,653,382
Janus Henderson - Balanced Service Shares	87,561	327,128
Janus Henderson - Global Research Service Shares	45,189	88,627
MFS® Growth Initial Class	25,443	34,001
MFS® Investors Trust Initial Class	7,065	11,296
MFS® Research Initial Class	8,851	8,327
MS VIF Core Plus Fixed Income Class I Shares	533,494	635,208
MS VIF Emerging Markets Equity Class I Shares	9,499	174,876
MS VIF Global Strategist Class I Shares	14,879	3,044
TA Aegon Sustainable Equity Income Initial Class	175,686	196,482
TA BlackRock Government Money Market Initial Class	163,976	201,206
TA Janus Mid-Cap Growth Initial Class	11,170	19,321
TA JPMorgan Tactical Allocation Initial Class	56,663	147,366
TA PIMCO Total Return Initial Class	2,771,049	2,888,297
TA WMC US Growth Initial Class	751,827	762,367

12

Transamerica Life Insurance Company

Separate Account VA-8

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2020			Year Ended December 31, 2019
		Units Redeemed			Units Redeemed
		and Transferred	Net Increase		and Transferred	Net Increase
Subaccount	Units Purchased	to/from	(Decrease)	Units Purchased	to/from	(Decrease)
AB Growth and Income Class B Shares	466	(3,325)	(2,859)	488	(2,685)	(2,197)
AB Large Cap Growth Class B Shares	-	(4,592)	(4,592)	-	(7,012)	(7,012)
Alger Growth & Income Class I-2 Shares	875	(2,891)	(2,016)	636	(8,518)	(7,882)
BNY Mellon MidCap Stock Initial Shares	278	23	301	265	(1,918)	(1,653)
BNY Mellon Sustainable U.S. Equity Initial Shares	74	(6)	68	84	(935)	(851)
BNY Mellon VIF Appreciation Initial Shares	34	(5,308)	(5,274)	40	(2,591)	(2,551)
BNY Mellon VIF Opportunistic Small Cap Initial Shares	839	(2,370)	(1,531)	848	(8,954)	(8,106)
Fidelity® VIP Contrafund® Service Class 2	51	(2,813)	(2,762)	195	(19,864)	(19,669)
Fidelity® VIP Equity-Income Service Class 2	-	(1,504)	(1,504)	-	(97)	(97)
Fidelity® VIP Index 500 Service Class 2	93	(1,748)	(1,655)	151	(726)	(575)
Franklin Small Cap Value Class 2 Shares	173	(2,990)	(2,817)	212	(19,110)	(18,898)
Franklin Small-Mid Cap Growth Class 2 Shares	99	(1,833)	(1,734)	140	(1,621)	(1,481)
Invesco V.I. High Yield Series I Shares	553	(25,007)	(24,454)	488	73,625	74,113
Janus Henderson - Balanced Service Shares	754	(11,699)	(10,945)	872	(8,272)	(7,400)
Janus Henderson - Global Research Service Shares	-	(7,096)	(7,096)	-	(21,192)	(21,192)
MFS® Growth Initial Class	132	(1,263)	(1,131)	183	(5,525)	(5,342)
MFS® Investors Trust Initial Class	88	(348)	(260)	92	(557)	(465)
MFS® Research Initial Class	1	(225)	(224)	1	(1,119)	(1,118)
MS VIF Core Plus Fixed Income Class I Shares	1,093	(8,552)	(7,459)	1,441	(37,354)	(35,913)
MS VIF Emerging Markets Equity Class I Shares	85	(10,164)	(10,079)	208	(14,955)	(14,747)
MS VIF Global Strategist Class I Shares	205	277	482	237	(102)	135
TA Aegon Sustainable Equity Income Initial Class	846	(6,585)	(5,739)	670	(25,804)	(25,134)
TA BlackRock Government Money Market Initial Class	2,657	(5,301)	(2,644)	3,240	(12,992)	(9,752)
TA Janus Mid-Cap Growth Initial Class	-	(803)	(803)	-	(1,801)	(1,801)
TA JPMorgan Tactical Allocation Initial Class	864	(8,051)	(7,187)	1,035	(12,987)	(11,952)

13

Transamerica Life Insurance Company

Separate Account VA-8

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
		Units Redeemed			Units Redeemed
		and Transferred	Net Increase		and Transferred	Net Increase
Subaccount	Units Purchased	to/from	(Decrease)	Units Purchased	to/from	(Decrease)
TA PIMCO Total Return Initial Class	256	(8,533)	(8,277)	486	(82,417)	(81,931)
TA WMC US Growth Initial Class	1,691	(10,585)	(8,894)	2,132	(58,064)	(55,932)

14

Transamerica Life Insurance Company

Separate Account VA-8

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019

	Units Purchased in	Units Redeemed and Transferred	Dollar Net Increase	Units Purchased	Units Redeemed and Transferred	Dollar Net Increase
Subaccount	Dollars	to/from in Dollars	(Decrease)	in Dollars	to/from in Dollars	(Decrease)
AB Growth and Income Class B Shares	$9,234	$(66,411)	$(57,177)	$10,432	$(58,178)	$(47,746)
AB Large Cap Growth Class B Shares	-	(88,831)	(88,831)	-	(111,093)	(111,093)
Alger Growth & Income Class I-2 Shares	14,400	(50,481)	(36,081)	9,363	(124,855)	(115,492)
BNY Mellon MidCap Stock Initial Shares	6,290	(388)	5,902	6,676	(48,072)	(41,396)
BNY Mellon Sustainable U.S. Equity Initial Shares	1,500	(129)	1,371	1,500	(16,339)	(14,839)
BNY Mellon VIF Appreciation Initial Shares	743	(102,572)	(101,829)	742	(47,323)	(46,581)
BNY Mellon VIF Opportunistic Small Cap Initial Shares	11,553	(46,160)	(34,607)	12,299	(136,190)	(123,891)
Fidelity® VIP Contrafund® Service Class 2	1,746	(124,763)	(123,017)	5,838	(573,305)	(567,467)
Fidelity® VIP Equity-Income Service Class 2	-	(32,907)	(32,907)	-	(1,963)	(1,963)
Fidelity® VIP Index 500 Service Class 2	2,684	(52,422)	(49,738)	3,918	(18,974)	(15,056)
Franklin Small Cap Value Class 2 Shares	4,176	(90,084)	(85,908)	5,542	(484,854)	(479,312)
Franklin Small-Mid Cap Growth Class 2 Shares	2,604	(44,528)	(41,924)	3,072	(34,302)	(31,230)
Invesco V.I. High Yield Series I Shares	9,274	(460,091)	(450,817)	8,284	1,170,495	1,178,779
Janus Henderson - Balanced Service Shares	18,058	(269,823)	(251,765)	19,150	(184,607)	(165,457)
Janus Henderson - Global Research Service Shares	-	(73,566)	(73,566)	-	(203,581)	(203,581)
MFS® Growth Initial Class	2,594	(27,805)	(25,211)	2,950	(96,261)	(93,311)
MFS® Investors Trust Initial Class	1,743	(7,806)	(6,063)	1,743	(10,190)	(8,447)
MFS® Research Initial Class	18	(4,837)	(4,819)	18	(20,316)	(20,298)
MS VIF Core Plus Fixed Income Class I Shares	18,703	(130,998)	(112,295)	22,809	(586,842)	(564,033)
MS VIF Emerging Markets Equity Class I Shares	1,447	(169,063)	(167,616)	3,671	(257,266)	(253,595)
MS VIF Global Strategist Class I Shares	2,594	3,553	6,147	2,950	(1,309)	1,641
TA Aegon Sustainable Equity Income Initial Class	14,904	(128,485)	(113,581)	12,922	(467,427)	(454,505)
TA BlackRock Government Money Market Initial Class	24,752	(50,039)	(25,287)	30,333	(121,724)	(91,391)
TA Janus Mid-Cap Growth Initial Class	-	(14,867)	(14,867)	-	(31,775)	(31,775)

15

Transamerica Life Insurance Company

Separate Account VA-8

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019

	Units Purchased in	Units Redeemed and Transferred	Dollar Net Increase	Units Purchased	Units Redeemed and Transferred	Dollar Net Increase
Subaccount	Dollars	to/from in Dollars	(Decrease)	in Dollars	to/from in Dollars	(Decrease)
TA JPMorgan Tactical Allocation Initial Class	$13,889	$(113,991)	$(100,102)	$15,234	$(188,437)	$(173,203)
TA PIMCO Total Return Initial Class	3,829	(126,849)	(123,020)	6,803	(1,127,365)	(1,120,562)
TA WMC US Growth Initial Class	39,349	(348,050)	(308,701)	39,517	(1,050,753)	(1,011,236)

16

Transamerica Life Insurance Company

Separate Account VA-8

Notes to Financial Statements

December 31, 2020

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**			Total Return Corresponding to Lowest to Highest Expense Ratio***
AB Growth and Income Class B Shares
12/31/2020	40,591	$24.35	to	$22.68	$955,115	1.32%	1.75%	to	2.10%	0.69%	to	0.34%
12/31/2019	43,450	24.19	to	22.60	1,017,523	1.01	1.75	to	2.10	21.47	to	21.04
12/31/2018	45,647	19.91	to	18.67	881,195	0.79	1.75	to	2.10	(7.49)	to	(7.81)
12/31/2017	62,130	21.52	to	20.26	1,289,759	1.21	1.75	to	2.10	16.55	to	16.14
12/31/2016	70,711	18.47	to	17.44	1,263,288	0.78	1.75	to	2.10	9.14	to	8.76
AB Large Cap Growth Class B Shares
12/31/2020	32,029	23.82	to	22.18	736,806	-	1.75	to	2.10	32.80	to	32.33
12/31/2019	36,621	17.94	to	16.76	637,264	-	1.75	to	2.10	32.03	to	31.57
12/31/2018	43,633	13.59	to	12.74	575,524	-	1.75	to	2.10	0.54	to	0.18
12/31/2017	62,932	13.51	to	12.72	819,206	-	1.75	to	2.10	29.40	to	28.95
12/31/2016	64,854	10.44	to	9.86	653,571	-	1.75	to	2.10	0.58	to	0.23
Alger Growth & Income Class I-2 Shares
12/31/2020	61,658	19.53	to	18.19	1,153,245	1.39	1.75	to	2.10	12.88	to	12.49
12/31/2019	63,674	17.30	to	16.17	1,057,856	1.59	1.75	to	2.10	27.23	to	26.78
12/31/2018	71,556	13.60	to	12.75	935,222	1.66	1.75	to	2.10	(6.28)	to	(6.60)
12/31/2017	76,241	14.51	to	13.66	1,065,284	1.54	1.75	to	2.10	19.22	to	18.81
12/31/2016	85,069	12.17	to	11.49	999,751	1.84	1.75	to	2.10	8.33	to	7.95
BNY Mellon MidCap Stock Initial Shares
12/31/2020	18,346	29.14	to	27.21	518,317	0.81	1.75	to	2.10	6.23	to	5.85
12/31/2019	18,045	27.43	to	25.70	480,857	0.66	1.75	to	2.10	18.10	to	17.69
12/31/2018	19,698	23.23	to	21.84	445,511	0.59	1.75	to	2.10	(16.96)	to	(17.26)
12/31/2017	21,632	27.97	to	26.40	591,779	1.08	1.75	to	2.10	13.38	to	12.99
12/31/2016	22,532	24.67	to	23.36	544,296	1.05	1.75	to	2.10	13.47	to	13.07
BNY Mellon Sustainable U.S. Equity Initial Shares
12/31/2020	3,938	24.40	to	22.78	95,717	1.07	1.75	to	2.10	21.99	to	21.56
12/31/2019	3,870	20.00	to	18.74	77,126	1.56	1.75	to	2.10	32.03	to	31.57
12/31/2018	4,721	15.15	to	14.25	70,870	2.07	1.75	to	2.10	(6.07)	to	(6.40)
12/31/2017	7,706	16.13	to	15.22	123,643	1.14	1.75	to	2.10	13.34	to	12.94
12/31/2016	8,339	14.23	to	13.48	117,919	1.27	1.75	to	2.10	8.46	to	8.08
BNY Mellon VIF Appreciation Initial Shares
12/31/2020	18,786	27.06	to	25.20	481,857	0.79	1.75	to	2.10	21.54	to	21.11
12/31/2019	24,060	22.27	to	20.81	507,374	1.16	1.75	to	2.10	33.74	to	33.27
12/31/2018	26,611	16.65	to	15.61	420,325	1.24	1.75	to	2.10	(8.48)	to	(8.80)
12/31/2017	30,585	18.19	to	17.12	530,092	1.34	1.75	to	2.10	25.13	to	24.70
12/31/2016	32,827	14.54	to	13.73	456,420	1.64	1.75	to	2.10	6.03	to	5.66

17

Transamerica Life Insurance Company

Separate Account VA-8

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**			Total Return Corresponding to Lowest to Highest Expense Ratio***
BNY Mellon VIF Opportunistic Small Cap Initial Shares
12/31/2020	69,316	$19.51	to	$18.17	$1,284,233	0.64%	1.75%	to	2.10%	17.81%	to	17.40%
12/31/2019	70,847	16.56	to	15.48	1,118,644	-	1.75	to	2.10	19.67	to	19.25
12/31/2018	78,953	13.84	to	12.98	1,045,958	-	1.75	to	2.10	(20.49)	to	(20.77)
12/31/2017	87,097	17.40	to	16.38	1,454,589	-	1.75	to	2.10	22.52	to	22.10
12/31/2016	96,566	14.20	to	13.41	1,318,785	-	1.75	to	2.10	15.04	to	14.64
Fidelity® VIP Contrafund® Service Class 2
12/31/2020	18,973	44.85	to	42.01	807,327	0.07	1.75	to	2.10	27.97	to	27.52
12/31/2019	21,735	35.05	to	32.94	725,327	0.22	1.75	to	2.10	29.00	to	28.55
12/31/2018	41,404	27.17	to	25.63	1,069,384	0.42	1.75	to	2.10	(8.27)	to	(8.59)
12/31/2017	44,908	29.62	to	28.04	1,269,022	1.05	1.75	to	2.10	19.48	to	19.07
12/31/2016	23,904	24.79	to	23.55	571,152	0.58	1.75	to	2.10	5.86	to	5.49
Fidelity® VIP Equity-Income Service Class 2
12/31/2020	3,270	24.44	to	22.90	79,313	1.63	1.75	to	2.10	4.59	to	4.22
12/31/2019	4,774	23.37	to	21.97	109,061	1.83	1.75	to	2.10	24.90	to	24.47
12/31/2018	4,871	18.71	to	17.65	89,149	2.08	1.75	to	2.10	(10.13)	to	(10.45)
12/31/2017	5,107	20.82	to	19.71	104,179	1.40	1.75	to	2.10	10.70	to	10.32
12/31/2016	6,090	18.81	to	17.87	112,420	2.20	1.75	to	2.10	15.67	to	15.26
Fidelity® VIP Index 500 Service Class 2
12/31/2020	12,376	34.45	to	32.28	419,159	1.52	1.75	to	2.10	15.89	to	15.49
12/31/2019	14,031	29.73	to	27.95	411,115	1.76	1.75	to	2.10	28.75	to	28.30
12/31/2018	14,606	23.09	to	21.78	332,559	1.54	1.75	to	2.10	(6.39)	to	(6.72)
12/31/2017	17,571	24.67	to	23.35	429,063	1.46	1.75	to	2.10	19.31	to	18.89
12/31/2016	23,039	20.68	to	19.64	468,874	1.33	1.75	to	2.10	9.65	to	9.26
Franklin Small Cap Value Class 2 Shares
12/31/2020	22,682	31.37	to	29.39	676,295	1.50	1.75	to	2.10	3.36	to	3.00
12/31/2019	25,499	30.35	to	28.53	736,093	0.94	1.75	to	2.10	24.16	to	23.72
12/31/2018	44,397	24.45	to	23.06	1,030,425	0.89	1.75	to	2.10	(14.40)	to	(14.70)
12/31/2017	40,317	28.56	to	27.03	1,097,467	0.37	1.75	to	2.10	8.74	to	8.36
12/31/2016	16,468	26.26	to	24.95	417,568	0.72	1.75	to	2.10	27.93	to	27.48
Franklin Small-Mid Cap Growth Class 2 Shares
12/31/2020	10,644	36.78	to	34.34	374,317	-	1.75	to	2.10	52.40	to	51.86
12/31/2019	12,378	24.13	to	22.61	286,403	-	1.75	to	2.10	29.16	to	28.70
12/31/2018	13,859	18.68	to	17.57	249,022	-	1.75	to	2.10	(7.02)	to	(7.35)
12/31/2017	14,331	20.10	to	18.96	277,638	-	1.75	to	2.10	19.30	to	18.88
12/31/2016	18,190	16.84	to	15.95	295,150	-	1.75	to	2.10	2.36	to	2.01
Invesco V.I. High Yield Series I Shares
12/31/2020	98,007	18.41	to	17.15	1,694,600	7.94	1.75	to	2.10	1.52	to	1.16
12/31/2019	122,461	18.14	to	16.95	2,089,890	5.24	1.75	to	2.10	11.54	to	11.15
12/31/2018	48,348	16.26	to	15.25	749,224	6.33	1.75	to	2.10	(5.04)	to	(5.37)
12/31/2017	156,145	17.12	to	16.12	2,528,114	4.07	1.75	to	2.10	4.46	to	4.10
12/31/2016	106,687	16.39	to	15.48	1,662,310	5.26	1.75	to	2.10	9.28	to	8.90

18

Transamerica Life Insurance Company

Separate Account VA-8

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**			Total Return Corresponding to Lowest to Highest Expense Ratio***
Janus Henderson - Balanced Service Shares
12/31/2020	46,886	$28.13	to	$26.20	$1,272,766	2.01%	1.75%	to	2.10%	12.05%	to	11.65%
12/31/2019	57,831	25.11	to	23.47	1,397,375	1.63	1.75	to	2.10	20.15	to	19.73
12/31/2018	65,231	20.90	to	19.60	1,313,157	1.77	1.75	to	2.10	(1.32)	to	(1.67)
12/31/2017	75,317	21.18	to	19.93	1,536,411	0.49	1.75	to	2.10	16.09	to	15.69
12/31/2016	80,141	18.24	to	17.23	1,413,123	1.86	1.75	to	2.10	2.51	to	2.16
Janus Henderson - Global Research Service Shares
12/31/2020	67,769	12.93	to	12.04	839,901	0.64	1.75	to	2.10	17.68	to	17.27
12/31/2019	74,865	10.98	to	10.27	791,613	0.84	1.75	to	2.10	26.48	to	26.04
12/31/2018	96,057	8.68	to	8.14	804,277	0.97	1.75	to	2.10	(8.70)	to	(9.02)
12/31/2017	99,700	9.51	to	8.95	916,196	0.20	1.75	to	2.10	24.49	to	24.06
12/31/2016	107,543	7.64	to	7.22	795,184	0.94	1.75	to	2.10	0.05	to	(0.30)
MFS® Growth Initial Class
12/31/2020	16,312	23.96	to	22.31	388,651	-	1.75	to	2.10	29.56	to	29.11
12/31/2019	17,443	18.49	to	17.28	320,896	-	1.75	to	2.10	35.75	to	35.28
12/31/2018	22,785	13.62	to	12.77	308,984	0.09	1.75	to	2.10	0.88	to	0.52
12/31/2017	26,829	13.50	to	12.71	358,679	0.10	1.75	to	2.10	29.13	to	28.68
12/31/2016	30,833	10.46	to	9.87	317,904	0.05	1.75	to	2.10	0.67	to	0.31
MFS® Investors Trust Initial Class
12/31/2020	4,613	24.77	to	23.06	109,686	0.65	1.75	to	2.10	11.89	to	11.50
12/31/2019	4,873	22.13	to	20.69	103,601	0.68	1.75	to	2.10	29.30	to	28.85
12/31/2018	5,338	17.12	to	16.05	87,773	0.61	1.75	to	2.10	(7.14)	to	(7.46)
12/31/2017	6,395	18.43	to	17.35	113,829	0.70	1.75	to	2.10	21.21	to	20.79
12/31/2016	7,632	15.21	to	14.36	112,670	0.88	1.75	to	2.10	6.70	to	6.33
MFS® Research Initial Class
12/31/2020	8,979	22.42	to	20.88	201,081	0.73	1.75	to	2.10	14.57	to	14.16
12/31/2019	9,203	19.57	to	18.29	179,882	0.81	1.75	to	2.10	30.64	to	30.19
12/31/2018	10,321	14.98	to	14.05	154,454	0.68	1.75	to	2.10	(6.04)	to	(6.37)
12/31/2017	11,165	15.95	to	15.01	177,841	1.37	1.75	to	2.10	21.24	to	20.81
12/31/2016	11,961	13.15	to	12.42	157,149	0.81	1.75	to	2.10	6.85	to	6.48
MS VIF Core Plus Fixed Income Class I Shares
12/31/2020	39,987	18.77	to	17.48	713,674	2.39	1.75	to	2.10	5.92	to	5.55
12/31/2019	47,446	17.72	to	16.56	799,829	3.85	1.75	to	2.10	8.96	to	8.58
12/31/2018	83,359	16.26	to	15.25	1,283,802	3.30	1.75	to	2.10	(2.38)	to	(2.73)
12/31/2017	58,471	16.66	to	15.68	932,145	3.20	1.75	to	2.10	4.41	to	4.04
12/31/2016	133,808	15.96	to	15.07	2,030,492	1.20	1.75	to	2.10	4.27	to	3.91
MS VIF Emerging Markets Equity Class I Shares
12/31/2020	11,156	22.97	to	21.39	244,591	1.32	1.75	to	2.10	12.45	to	12.05
12/31/2019	21,235	20.43	to	19.09	410,454	0.98	1.75	to	2.10	17.51	to	17.10
12/31/2018	35,982	17.39	to	16.30	590,871	0.49	1.75	to	2.10	(18.91)	to	(19.19)
12/31/2017	39,098	21.44	to	20.18	794,977	0.57	1.75	to	2.10	32.73	to	32.27
12/31/2016	21,760	16.15	to	15.25	337,305	0.47	1.75	to	2.10	4.89	to	4.52

19

Transamerica Life Insurance Company

Separate Account VA-8

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**			Total Return Corresponding to Lowest to Highest Expense Ratio***
MS VIF Global Strategist Class I Shares
12/31/2020	6,357	$14.59	to	$13.58	$92,282	1.47%	1.75%	to	2.10%	8.99%	to	8.61%
12/31/2019	5,875	13.38	to	12.51	78,233	1.87	1.75	to	2.10	15.73	to	15.32
12/31/2018	5,740	11.56	to	10.85	66,056	1.09	1.75	to	2.10	(8.14)	to	(8.46)
12/31/2017	8,085	12.59	to	11.85	99,414	1.17	1.75	to	2.10	14.10	to	13.70
12/31/2016	8,383	11.03	to	10.42	90,590	-	1.75	to	2.10	3.75	to	3.38
TA Aegon Sustainable Equity Income Initial Class
12/31/2020	38,301	19.51	to	18.28	722,693	3.09	1.75	to	2.10	(8.96)	to	(9.28)
12/31/2019	44,040	21.43	to	20.15	910,253	2.28	1.75	to	2.10	21.76	to	21.33
12/31/2018	69,174	17.60	to	16.61	1,166,663	2.28	1.75	to	2.10	(13.05)	to	(13.35)
12/31/2017	88,829	20.25	to	19.17	1,723,725	2.08	1.75	to	2.10	14.41	to	14.02
12/31/2016	58,737	17.70	to	16.81	1,007,432	2.17	1.75	to	2.10	12.92	to	12.53
TA BlackRock Government Money Market Initial Class
12/31/2020	91,314	9.23	to	9.23	842,772	0.30	1.75	to	2.10	(1.46)	to	(1.46)
12/31/2019	93,958	9.37	to	9.37	880,002	1.97	1.75	to	2.10	0.20	to	0.20
12/31/2018	103,710	9.35	to	9.35	969,364	1.78	1.75	to	2.10	0.03	to	0.03
12/31/2017	112,839	9.34	to	9.34	1,054,381	0.01	1.75	to	2.10	(1.72)	to	(1.72)
12/31/2016	127,516	9.51	to	9.51	1,212,437	0.01	1.75	to	2.10	(1.73)	to	(1.73)
TA Janus Mid-Cap Growth Initial Class
12/31/2020	5,193	25.27	to	23.59	127,163	0.22	1.75	to	2.10	17.13	to	16.72
12/31/2019	5,996	21.57	to	20.21	124,894	0.07	1.75	to	2.10	34.34	to	33.87
12/31/2018	7,797	16.06	to	15.10	120,402	0.06	1.75	to	2.10	(2.94)	to	(3.28)
12/31/2017	9,548	16.55	to	15.61	152,161	0.09	1.75	to	2.10	26.78	to	26.34
12/31/2016	12,274	13.05	to	12.36	154,406	-	1.75	to	2.10	(3.74)	to	(4.08)
TA JPMorgan Tactical Allocation Initial Class
12/31/2020	19,449	17.48	to	16.37	331,134	2.31	1.75	to	2.10	10.41	to	10.02
12/31/2019	26,636	15.83	to	14.88	407,355	2.47	1.75	to	2.10	10.23	to	9.85
12/31/2018	38,588	14.36	to	13.55	532,855	2.20	1.75	to	2.10	(4.63)	to	(4.96)
12/31/2017	43,988	15.06	to	14.26	636,895	1.88	1.75	to	2.10	6.87	to	6.50
12/31/2016	45,989	14.09	to	13.39	624,360	1.33	1.75	to	2.10	2.65	to	2.29
TA PIMCO Total Return Initial Class
12/31/2020	30,902	16.16	to	15.20	481,400	2.44	1.75	to	2.10	5.81	to	5.44
12/31/2019	39,179	15.28	to	14.41	575,661	3.27	1.75	to	2.10	6.53	to	6.16
12/31/2018	121,110	14.34	to	13.57	1,653,700	2.07	1.75	to	2.10	(2.39)	to	(2.73)
12/31/2017	54,990	14.69	to	13.96	777,432	-	1.75	to	2.10	3.07	to	2.71
12/31/2016	66,994	14.25	to	13.59	922,632	2.31	1.75	to	2.10	0.93	to	0.58
TA WMC US Growth Initial Class
12/31/2020	197,948	29.97	to	27.91	5,679,655	0.11	1.75	to	2.10	34.91	to	34.44
12/31/2019	206,842	22.22	to	20.76	4,414,327	0.13	1.75	to	2.10	37.62	to	37.14
12/31/2018	262,774	16.14	to	15.14	4,069,323	0.50	1.75	to	2.10	(1.54)	to	(1.88)
12/31/2017	282,188	16.40	to	15.43	4,448,759	0.40	1.75	to	2.10	26.96	to	26.52
12/31/2016	279,693	12.91	to	12.20	3,490,466	0.39	1.75	to	2.10	1.03	to	0.67

20

Transamerica Life Insurance Company

Separate Account VA-8

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

(1) See Footnote 1

*These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

21

Transamerica Life Insurance Company

Separate Account VA-8

Notes to Financial Statements

December 31, 2020

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TLIC also deducts an annual charge during the accumulation phase, not to exceed $30, proportionately from the subaccounts’ unit values. An annual charge ranging from 1.60% to 1.95% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

22

Transamerica Life Insurance Company

Separate Account VA-8

Notes to Financial Statements

December 31, 2020

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

23